Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of incentive compensation to acquire shares, maximum	50.00%
Percentage of discount rate to market value on the incentive compensation	20.00%
Company normal retirement age	62 years
Common stock price	$ 221.04
Non-qualified stock options received by nonemployee member of board of directors	3,000
Weighted-average grant-date exercise price of options granted			$ 154.58
Aggregate intrinsic values of options exercised	$ 13,247	$ 22,571	$ 7,318
Aggregate intrinsic values for options outstanding	39,135
Aggregate intrinsic values for options exercisable	$ 35,984
Awards available for grant	836,000
Additional shares registration under the plan		800,000
Common stock reserved for future issuance	250,000
Common stock issued under the plan	42,025
Texas Industries Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued to former option holders	821,282
Number of options issued per single option	0.7
Employee stock options expiration period	90 days
Options granted in 2015 and 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	10 years
Options granted prior to 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	8 years
Options granted prior to 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	10 years
Incentive Compensation Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 208.68	$ 124.41	$ 108.53
Aggregate intrinsic values for stock awards	$ 3,377
Common stock price	$ 221.04
Aggregate intrinsic values of stock awards, distributed	$ 2,601	$ 1,941	$ 983
Restricted Stock - Service Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 213.76	$ 128.48	$ 154.26
Restricted Stock - Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 207.73	$ 124.41	$ 108.53
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic values for stock awards	$ 100,538
Aggregate intrinsic values of stock awards, distributed	15,771	$ 9,738	$ 11,387
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax benefits from share-based compensation reclassified to operating activities	$ 3,483	$ 4,238	$ 551
Common stock issued under the plan	0	0
Legacy TXI plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available for grant	0
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	300,000
Common stock issued under the plan	2,132	3,699	4,035